Per Share Amounts (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table presents the reconciliations of the denominators of the basic and diluted per share computations. Net income attributable to common shares equaled diluted income attributable to common shares for all periods presented.

	September 30	September 30
	2011	2012
Basic total weighted average common shares outstanding	17,259,196	17,431,809
Effect of dilutive securities
Share option awards	369,345	-
Warrants	34,839	-
Diluted total weighted average common shares outstanding	17,663,380	17,431,809